Share-Based Payments (Details) - Schedule of Outstanding Warrants - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Warrants [Line Items]
Warrants created	$ 2,060,000	$ 1,731,080
Warrants available for grant	$ (208,250)	$ (163,750)
Warrants granted (in Shares)	1,851,750	1,567,330
Warrants terminated or lapsed	$ (213,977)	$ (283,840)
Warrants exercised (in Shares)		(57,712)
Total outstanding at December 31	$ 1,637,773	$ 1,225,778